Long-Term Debt - Additional Information - U.S. Dollars Term Loans (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) Subsidiary	Feb. 28, 2015 USD ($)	Dec. 31, 2014 USD ($)
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	3
Partnership's interest owned in subsidiaries	50.00%
Total principal	$ 3,426,568,000		$ 2,439,204,000
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Total principal	$ 129,133,000		158,547,000
Debt instrument collateral, description	These term loans are collateralized by first-priority mortgages on the three shuttle tankers to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly and semi-annual payments
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 33,400,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | JV Partner [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 64,500,000
U.S. Dollar-denominated Term Loans due through 2018 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Number of subsidiaries with outstanding term loans guaranteed | Subsidiary	2
Guaranteed term loans	$ 31,200,000
Percent share of the outstanding term loans	50.00%
U.S. Dollar denominated Term Loans due through 2028 [Member]
Debt Instrument [Line Items]
Total principal	$ 2,037,766,000		$ 850,433,000
Debt instrument collateral, description	These term loans have varying maturities through 2028 and are collateralized by first-priority mortgages on the vessels to which the loans relate, together with other related security.
Frequency of paying U.S. Dollar-denominated Term Loans	Quarterly or semi-annual payments.
U.S. Dollar denominated Term Loans due through 2028 [Member] | Guarantee of Indebtedness of Others [Member] | Teekay Corporation [Member]
Debt Instrument [Line Items]
Guaranteed term loans	$ 295,600,000
U.S. Dollar denominated Term Loans due through 2028 [Member] | Guarantee of Indebtedness of Others [Member] | Partnership [Member]
Debt Instrument [Line Items]
Guaranteed term loans	1,700,000,000
Term Loans Due 2022 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,000,000
Term Loans Due 2023 [Member]
Debt Instrument [Line Items]
Final bullet payments	29,100,000
Senior bonds mature in June 2024 [Member]
Debt Instrument [Line Items]
Total principal	$ 27,100,000
Debt instrument collateral, description	The bonds are collateralized by first-priority mortgage on the Dampier Spirit FSO unit to which the bonds relate, together with other related security, and are guaranteed by the Partnership
Fixed interest rate of bonds	4.27%
Senior bonds issued face amount		$ 30,000,000